Derivative Instruments - Summary of Effect of Derivative Financial Instruments on Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in OCI	$ 1,405,431	$ 6,065,582	$ 1,722,082	$ 7,993,668	$ 7,832,107	$ (519,535)
Gain (Loss) Reclassified from OCI	801,790	(259,050)	3,115,608	(921,536)	(444,558)	(4,292,065)	$ (3,929,001)
Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in OCI				(2,793)	(2,793)	(124,163)
Gain (Loss) Reclassified from OCI	0	47,320	50,587	(351,611)	(304,670)	(3,818,917)	(3,557,950)
Interest rate caps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in OCI	162,303	2,591,329	1,532,815	3,843,967	4,480,001	(955)
Gain (Loss) Reclassified from OCI	801,790	(306,370)	3,065,021	(569,925)	(139,888)	(473,148)	$ (371,051)
Foreign currency forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in OCI	$ 1,243,128	$ 3,474,253	$ 189,267	$ 4,152,494	$ 3,354,899	$ (394,417)